Other Non-Current Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Sibanye Beatrix ground swap royalty	R 66	R 42
Lease liability – non-current	347	230
Provision for Harmony Education Benefit Fund	4	4
Total other non-current liabilities	R 417	R 276	R 276